UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23598

Western Asset Diversified Income Fund

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 47TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021–June 30, 2022

Item 1. Proxy Voting Record

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ICA File Number: 811-23598
Reporting Period: 07/01/2021 - 06/30/2022
Western Asset Diversified Income Fund

==================== Western Asset Diversified Income Fund =====================

CRESTWOOD EQUITY PARTNERS LP

Ticker:       CEQPPR         Security ID:  226344307
Meeting Date: MAY 12, 2022   Meeting Type: ANNUAL
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Class I Director to serve   FOR       FOR          Management
      until the 2025 annual meeting: Warren
      H. Gfeller
1.2   Election of Class I Director to serve   FOR       FOR          Management
      until the 2025 annual meeting: Janeen
      S. Judah
1.3   Election of Class I Director to serve   FOR       FOR          Management
      until the 2025 annual meeting: John J.
      Sherman
2.    To approve, on a non-binding advisory   FOR       FOR          Management
      basis, our named executive officer
      compensation.
3.    To approve, on a non-binding advisory   1 YEAR    1 YEAR       Management
      basis, the frequency of future
      advisory votes on our named executive
      officer compensation.
4.    To ratify the appointment of Ernst &    FOR       FOR          Management
      Young LLP as independent registered
      public accounting firm for the
      Partnership for the fiscal year ending
      December 31, 2022.

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PROSPECT CAPITAL CORPORATION

Ticker:       PSECPR         Security ID:  74348T565
Meeting Date: DEC 03, 2021   Meeting Type: ANNUAL
Record Date:  SEP 13, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Election of Class II Director of the    FOR       FOR          Management
      Company to serve until the Annual
      Meeting of Stockholders in 2024: M.
      Grier Eliasek
1.2   Election of Class II Director of the    FOR       FOR          Management
      Company to serve until the Annual
      Meeting of Stockholders in 2024:
      Andrew C. Cooper

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PROSPECT CAPITAL CORPORATION

Ticker:       PSECPR         Security ID:  74348T565
Meeting Date: JUN 10, 2022   Meeting Type: ANNUAL
Record Date:  MAR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    To renew the Company's authorization,   FOR       FOR          Management
      with approval of its Board of
      Directors, to sell shares of its
      common stock (during the next 12
      months) at a price or prices below the
      Company's then current net asset value
      per share in one or more offerings
      subject

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Diversified Income Fund

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 19, 2022